Individual Statements of Comprehensive Income - TWD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Individual statements of comprehensive income [abstract]
Sales revenue	$ 16,226	$ 15,262
Operating costs	(28,428)	(15,608)
Net operating margin	(12,202)	(346)
Selling expenses	(6,337)	(4,520)
General and administrative expenses	(19,251)	(16,379)
Research and development expenses	(17,586)	(11,535)
Impairment gain and reversal of impairment loss		267
Total operating expenses	(43,174)	(32,167)
Operating loss	(55,376)	(32,513)
Interest income	6,233	7,316
Other income	468	330
Other gains and losses	14,330	3,731
Finance costs	(1,480)	(1,666)
Total non-operating income and expenses	19,551	9,711
Loss before income tax	(35,825)	(22,802)
Income tax benefit	114	304
Loss for the period	(35,711)	(22,498)
Total other comprehensive income for the period
Total comprehensive loss for the period	$ (35,711)	$ (22,498)
Total basic losses per share (in New Dollars per share)	$ (1.27)	$ (0.8)
Total diluted losses per share (in New Dollars per share)	$ (1.27)	$ (0.8)